Contract Liabilities - Summary of Contract Liabilities (Detail) - HKD ($) $ in Thousands	Apr. 30, 2022	Apr. 30, 2021	May 01, 2020
Disclosure Of Detailed Information Of Contract Liabilities [Line Items]
Current	$ 41,523	$ 39,121
Non-current	5,317	31,192
Contract liabilities	46,840	70,313	$ 60,998
SpiderNet ecosystem solutions income [Member]
Disclosure Of Detailed Information Of Contract Liabilities [Line Items]
Contract liabilities	$ 46,840	$ 70,313